NOTE 12 - SUBSEQUENT EVENT (Details Narrative) (USD $)	1 Months Ended	9 Months Ended
	Nov. 30, 2013	Sep. 30, 2013	Sep. 30, 2012
Subsequent Events [Abstract]
Escrow Disbursements	$ 300,000	$ 300,000	$ 300,000